Intangible Assets and Liabilities - Summary of Intangible Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Amortization recorded against rental income related to above and (below) market leases
Schedule of Finite-Lived Intangible Assets and Liabilities [Line Items]
Amortization of intangible assets and liabilities	$ (634)	$ (641)	$ (1,283)	$ (1,233)
Amortization expense related to in place leases and tenant relationships
Schedule of Finite-Lived Intangible Assets and Liabilities [Line Items]
Amortization of intangible assets and liabilities	$ 9,843	$ 11,340	$ 20,159	$ 23,227